Summary of Condensed Combined and Consolidated Debtor in-Possession Income Statement (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Net operating revenue		R$ 23,789,654	R$ 25,996,423	R$ 27,353,765
Cost of sales and services		(15,676,216)	(16,741,791)	(16,250,083)
Gross profit		8,113,438	9,254,632	11,103,682
Operating (expenses) income
Selling expenses		(4,399,936)	(4,383,163)	(4,719,811)
General and administrative expenses		(3,064,252)	(3,687,706)	(3,912,178)
Other operating income (expenses), net		(1,043,922)	(1,237,085)	(2,294,320)
Reorganization items		(2,371,918)	(9,005,998)
Loss before financial and taxes		(2,766,590)	(9,059,320)	177,373
Financial expenses, net		1,612,058	4,375,309	6,724,489
Loss before taxes	[1]	(4,378,648)	(13,434,628)	(6,547,116)
Income tax and social contribution		(350,987)	2,245,113	3,379,928
Net loss for the year		(4,027,661)	(15,679,742)	R$ (10,794,183)
Debtor-in-Possession Financial Information
Condensed Income Statements, Captions [Line Items]
Net operating revenue		20,429,388	22,946,936
Cost of sales and services		(15,573,190)	(16,083,725)
Gross profit		4,856,197	6,863,211
Operating (expenses) income
Selling expenses		(4,077,876)	(4,051,095)
General and administrative expenses		(2,438,107)	(3,093,767)
Other operating income (expenses), net		118,609	(962,897)
Equity pickup		(138,999)	(4,884,167)
Reorganization items		(2,371,919)	(2,405,625)
Loss before financial and taxes		(4,052,094)	(8,534,340)
Financial expenses, net		(566,679)	(3,335,464)
Loss before taxes		(4,618,772)	(11,869,803)
Income tax and social contribution		884,602	(1,597,577)
Net loss for the year		R$ (3,734,170)	R$ (13,467,380)

[1]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)